CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Cash flows from operating activities:
Net Loss	$ (38,332)	$ (24,499)	$ (85,479)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	120,730	126,915	124,568
Loss (gain) on dispositions of property and equipment	(221)	(161)	573
Impairment of long lived assets	0	210	7,887
Deferred income taxes	(21,846)	(9,462)	(23,586)
Deferred financing and original issue discount amortization	4,336	3,722	3,726
Loss on debt restructuring, net of third party fees paid	(8,372)
Stock-based compensation expense	15,255	5,125	2,981
Change in fair value of warrant liabilities	(14,734)
Change in fair value of contingent consideration	(1,806)	(3,515)
Other non-cash interest and change in value of interest rate swap	(1,685)	601	2,608
Changes in operating items:
Accounts receivable	15,148	(32,417)	22,863
Inventories	(137,849)	(67,147)	(3,205)
Other assets	3,064	(10,743)	2,878
Accounts payable	(20,253)	76,031	(11,975)
Other accrued liabilities	(24,131)	27,098	9,666
Net cash (used for) provided by operating activities	(110,254)	92,080	52,359
Cash flows from investing activities:
Acquisitions of businesses, net of cash acquired	(38,902)	(800)	(6,135)
Capital expenditures	(51,552)	(45,274)	(57,753)
Proceeds from sale of property and equipment			10,400
Net cash (used for) investing activities	(90,454)	(46,074)	(53,488)
Cash flows from financing activities:
Borrowings on senior term loans, net of discount	883,872
Repayments of senior term loans	(1,072,042)	(10,608)	(10,608)
Borrowings of revolving credit loans	322,000	99,000	43,500
Repayments of revolving credit loans	(301,000)	(140,000)	(38,700)
Repayments of senior notes	(330,000)
Financing fees	(20,988)		(1,412)
Proceeds from recapitalization of Landcadia, net of transaction costs	455,161
Proceeds from sale of common stock in PIPE, net of issuance costs	363,301
Repayment of Junior Subordinated Debentures	(108,707)
Principal payments under capitalized lease obligations	(938)	(836)	(683)
Proceeds from exercise of stock options	2,670	7,340	100
Proceeds from sale of Holdco stock	0	0	750
Net cash provided by (used for) financing activities	193,329	(45,104)	(7,053)
Effect of exchange rate changes on cash	464	645	(79)
Net (decrease) increase in cash and cash equivalents	(6,915)	1,547	(8,261)
Cash and cash equivalents at beginning of period	21,520	19,973	28,234
Cash and cash equivalents at end of period	$ 14,605	$ 21,520	$ 19,973